UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                               RHJ MICRO CAP PORTFOLIO
                                                         JANUARY 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK -- 95.8%**
-------------------------------------------------------------------------------------
                                                             SHARES          VALUE
                                                          -----------     -----------
  CONSUMER DISCRETIONARY -- 11.4%
     Amerigon * ....................................         140,200    $   2,400,224
     Animal Health International * .................         197,900        2,374,800
     Cavco Industries * ............................          47,700        1,567,899
     Conn's * ......................................         121,300        2,341,090
     FGX International Holdings * ..................         113,450        1,145,845
     Global Traffic Network * ......................         117,266          785,682
     Monarch Casino & Resort * .....................         102,400        2,188,288
     Peet's Coffee & Tea * .........................          72,500        1,590,650
     Red Robin Gourmet Burgers * ...................          49,000        1,709,120
     Rubio's Restaurants * .........................         115,600          732,904
     Volcom * ......................................          48,100          970,658
                                                                        -------------
                                                                           17,807,160
                                                                        -------------
  CONSUMER STAPLES -- 3.4%
     Darling International * .......................         215,900        2,504,440
     Omega Protein * ...............................         141,400        1,184,932
     TreeHouse Foods * .............................          76,000        1,586,120
                                                                        -------------
                                                                            5,275,492
                                                                        -------------
  ENERGY -- 8.3%
     Flotek Industries * ...........................          77,614        1,580,997
     Furmanite * ...................................         162,800        1,628,000
     Geokinetics * .................................         129,663        2,210,754
     Petroquest Energy * ...........................         359,900        4,649,908
     T-3 Energy Services * .........................          62,582        2,815,565
                                                                        -------------
                                                                           12,885,224
                                                                        -------------
  FINANCIALS -- 3.6%
     Cardtronics * .................................          65,785          515,096
     Columbia Bancorp ..............................          36,772          559,670
     Dollar Financial * ............................          73,200        1,843,176
     Nara Bancorp ..................................         174,900        2,126,784
     Trico Bancshares ..............................          34,400          614,040
                                                                        -------------
                                                                            5,658,766
                                                                        -------------

THE ADVISORS' INNER CIRCLE FUND                               RHJ MICRO CAP PORTFOLIO
                                                         JANUARY 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  COMMON STOCK -- CONTINUED
-------------------------------------------------------------------------------------
                                                             SHARES          VALUE
                                                          -----------     -----------
  HEALTH CARE -- 19.2%
     Air Methods * .................................          63,300    $   2,904,204
     Akorn * .......................................         451,443        3,385,823
     Angiodynamics * ...............................         151,800        3,076,986
     IPC The Hospitalist * .........................          18,671          392,464
     IRIS International * ..........................          95,900        1,720,446
     Matrixx Initiatives * .........................          70,200          954,720
     Medtox Scientific * ...........................         182,900        3,231,843
     Natus Medical * ...............................         208,500        3,586,200
     Obagi Medical Products * ......................          84,609        1,258,982
     Omrix Biopharmaceuticals * ....................          49,600        1,153,696
     Providence Service * ..........................          76,600        2,261,998
     RadNet * ......................................         196,900        1,774,069
     Skilled Healthcare Group, Cl A * ..............         151,900        2,111,410
     Spectranetics * ...............................         176,400        2,201,472
                                                                        -------------
                                                                           30,014,313
                                                                        -------------
  INDUSTRIALS -- 20.8%
     Allegiant Travel * ............................          44,529        1,392,867
     American Ecology ..............................          62,200        1,423,136
     Apogee Enterprises ............................         126,789        2,212,468
     Beacon Roofing Supply * .......................         231,600        2,149,248
     Chart Industries * ............................          59,000        1,493,290
     Columbus McKinnon * ...........................          57,500        1,470,275
     DXP Enterprises * .............................          38,740        1,414,010
     Dynamex * .....................................          96,300        2,398,833
     FirstService * ................................          36,500          823,075
     Healthcare Services Group .....................         123,050        2,985,193
     Kforce * ......................................         181,065        1,611,478
     LaBarge * .....................................         137,779        1,905,484
     Ladish * ......................................          67,300        2,388,477
     PeopleSupport * ...............................         161,900        2,025,369
     Standard Parking * ............................         108,860        2,108,618
     Team * ........................................         103,400        3,107,170

THE ADVISORS' INNER CIRCLE FUND                               RHJ MICRO CAP PORTFOLIO
                                                         JANUARY 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  COMMON STOCK -- CONTINUED
-------------------------------------------------------------------------------------
                                                             SHARES          VALUE
                                                          -----------     -----------
  INDUSTRIALS -- CONTINUED
     Vocus * .......................................          53,700    $   1,579,854
                                                                        -------------
                                                                           32,488,845
                                                                        -------------
  INFORMATION TECHNOLOGY -- 25.9%
     Aladdin Knowledge Systems * ...................          86,600        1,828,126
     Cbeyond * .....................................          38,000        1,282,120
     Comtech Group * ...............................         229,584        2,470,324
     Elixir Gaming Technologies * ..................          92,814          420,447
     Globecomm Systems * ...........................         265,000        2,483,050
     HMS Holdings * ................................          79,100        2,499,560
     iGate * .......................................         106,900          885,132
     InterVoice * ..................................         307,738        2,000,297
     Ipass * .......................................         418,000        1,295,800
     JDA Software Group * ..........................          85,700        1,524,603
     LivePerson * ..................................         175,500          684,450
     LoopNet * .....................................          85,300        1,203,583
     Magma Design Automation * .....................         165,200        1,883,280
     Measurement Specialties * .....................         107,366        2,115,110
     NCI, Cl A * ...................................         110,200        1,708,100
     Seachange International * .....................         311,083        2,183,803
     Secure Computing * ............................         253,000        2,264,350
     Smart Modular Technologies WWH * ..............         214,800        1,772,100
     Stratasys * ...................................          66,900        1,478,490
     SupportSoft * .................................         368,596        1,341,690
     TheStreet.com .................................         228,600        2,537,460
     Tyler Technologies * ..........................         158,100        2,115,378
     Website Pros * ................................         249,200        2,419,732
                                                                        -------------
                                                                           40,396,985
                                                                        -------------
  MISCELLANEOUS -- 1.0%
     Smart Balance * ...............................         161,400        1,533,300
                                                                        -------------

  TELECOMMUNICATION SERVICES -- 1.1%
     012 Smile.Communications * ....................         143,068        1,729,692
                                                                        -------------


THE ADVISORS' INNER CIRCLE FUND                               RHJ MICRO CAP PORTFOLIO
                                                         JANUARY 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  COMMON STOCK -- CONTINUED
-------------------------------------------------------------------------------------
                                                             SHARES          VALUE
                                                          -----------     -----------
  UTILITIES -- 1.1%
     Consolidated Water ............................          74,200    $   1,745,184
                                                                        -------------

     Total Common Stock
        (Cost $142,742,399) ........................                      149,534,961
                                                                        -------------

-------------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT -- 2.5%
-------------------------------------------------------------------------------------

  CASH EQUIVALENT -- 2.5%
     HighMark Diversified Money Market Fund,
        Fiduciary Class, 4.850% (A)
        (Cost $3,900,640) ..........................       3,900,640        3,900,640
                                                                        -------------

     Total Investments -- 98.3%
        (Cost $146,643,039)+ .......................                    $ 153,435,601
                                                                        =============

Percentages are based on Net Assets of $156,150,115.
* Non-income producing security.
**More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A) Rate shown is the 7-day effective yield as of January 31, 2008.
Cl -- Class

+ At January 31, 2008, the tax basis cost of the Fund's investments was $146,643,039, and the unrealized appreciation and depreciation were $20,608,119 and $(13,815,557), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RHJ-QH-001-0800

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL CAP PORTFOLIO
                                                          JANUARY 31, 2008 (Unaudited)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK -- 98.1%**
--------------------------------------------------------------------------------------
                                                             SHARES          VALUE
                                                           ---------     -------------
  CONSUMER DISCRETIONARY -- 8.4%
     AnnTaylor Stores * ............................          28,800     $    724,320
     Iconix Brand Group * ..........................          79,200        1,646,568
     LKQ * .........................................          56,800        1,016,152
     Sonic Automotive, Cl A ........................          47,800          958,390
                                                                         ------------
                                                                            4,345,430
                                                                         ------------
  CONSUMER STAPLES -- 8.2%
     Chiquita Brands International * ...............          85,800        1,602,744
     Darling International * .......................         104,000        1,206,400
     Hain Celestial Group * ........................          53,300        1,439,100
                                                                         ------------
                                                                            4,248,244
                                                                         ------------
  ENERGY -- 3.5%
     Exterran Holdings * ...........................          14,585          951,526
     Superior Well Services * ......................          44,400          865,356
                                                                         ------------
                                                                            1,816,882
                                                                         ------------
  FINANCIALS -- 3.4%
     IPC Holdings ..................................          39,700        1,021,481
     TradeStation Group * ..........................          68,900          751,010
                                                                         ------------
                                                                            1,772,491
                                                                         ------------
  HEALTH CARE -- 20.9%
     Emergency Medical Services, Cl A * ............          23,400          720,018
     Healthways * ..................................          23,900        1,345,570
     PerkinElmer ...................................          42,200        1,050,358
     Perrigo .......................................          32,600        1,005,384
     Pharmaceutical Product Development ............          39,500        1,712,720
     Psychiatric Solutions * .......................          19,400          585,298
     Sciele Pharma * ...............................          59,300        1,418,456
     SurModics * ...................................          33,000        1,440,780
     Zoll Medical * ................................          56,124        1,496,266
                                                                         ------------
                                                                           10,774,850
                                                                         ------------
  INDUSTRIALS -- 21.2%
     AAR * .........................................          56,900        1,676,274
     Actuant, Cl A .................................          37,000        1,011,210

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL CAP PORTFOLIO
                                                          JANUARY 31, 2008 (Unaudited)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------
                                                             SHARES          VALUE
                                                           ---------     -------------
  INDUSTRIALS -- CONTINUED
     Allied Waste Industries * .....................          69,800     $    687,530
     Bucyrus International, Cl A ...................           7,700          713,867
     EnerSys * .....................................          63,200        1,456,128
     Innerworkings * ...............................          52,600          728,510
     Ladish * ......................................          33,700        1,196,013
     Landstar System ...............................          25,000        1,250,750
     Triumph Group .................................          19,990        1,079,460
     Watsco ........................................          30,300        1,117,464
                                                                         ------------
                                                                           10,917,206
                                                                         ------------
  INFORMATION TECHNOLOGY -- 28.9%
     Ansys * .......................................          36,700        1,281,197
     Aspen Technology * ............................         102,900        1,445,745
     Cogent * ......................................          56,500          557,090
     Coherent * ....................................          28,600          743,600
     Comtech Group * ...............................          96,125        1,034,305
     Daktronics ....................................          57,319        1,174,466
     Intermec * ....................................          53,400        1,063,728
     j2 Global Communications * ....................          45,900        1,005,669
     Jack Henry & Associates .......................          54,000        1,327,320
     Macrovision * .................................          76,400        1,282,756
     Mantech International, Cl A * .................          41,600        1,701,440
     Microsemi * ...................................          48,800        1,108,736
     Vasco Data Security International * ...........          62,100        1,178,037
                                                                         ------------
                                                                           14,904,089
                                                                         ------------
  MATERIALS -- 3.6%
     International Flavors & Fragrances ............          28,600        1,218,646
     Valspar .......................................          31,200          624,936
                                                                         ------------
                                                                            1,843,582
                                                                         ------------
     Total Common Stock
        (Cost $48,795,768) .........................                       50,622,774
                                                                         ------------

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL CAP PORTFOLIO
                                                          JANUARY 31, 2008 (Unaudited)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT -- 1.3%
--------------------------------------------------------------------------------------
                                                             SHARES          VALUE
                                                           ---------     -------------
  CASH EQUIVALENT -- 1.3%
     HighMark Diversified Money Market Fund,
        Fiduciary Class, 4.850% (A)
        (Cost $648,368) ............................         648,368     $    648,368
                                                                         ------------

     Total Investments -- 99.4%
        (Cost $49,444,136)+ ........................                     $ 51,271,142
                                                                         ============

Percentages are based on Net Assets of $51,593,410.
*Non-income producing security.
**More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A) Rate shown is the 7-day effective yield as of January 31, 2008.
Cl -- Class

+ At January 31, 2008, the tax basis cost of the Fund's investments was $49,444,136, and the unrealized appreciation and depreciation were $5,494,473 and $(3,667,467), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RHJ-QH-002-0800

THE ADVISORS' INNER CIRCLE FUND                                 RHJ MID CAP PORTFOLIO
                                                         JANUARY 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK -- 98.5%
-------------------------------------------------------------------------------------
                                                             SHARES          VALUE
                                                           ----------    ------------
  CONSUMER DISCRETIONARY -- 18.0%
     Advance Auto Parts ............................          23,854     $    851,111
     GameStop, Cl A * ..............................          14,441          747,033
     International Game Technology .................          19,097          814,869
     Marriott International, Cl A ..................          22,611          813,091
     Royal Caribbean Cruises .......................          24,172          973,648
     Weight Watchers International .................          12,363          526,664
                                                                         ------------
                                                                            4,726,416
                                                                         ------------
  CONSUMER STAPLES -- 7.3%
     BJ's Wholesale Club * .........................          24,913          808,178
     Safeway .......................................          23,118          716,427
     Smithfield Foods * ............................          13,531          376,838
                                                                         ------------
                                                                            1,901,443
                                                                         ------------
  ENERGY -- 8.0%
     BJ Services ...................................          37,885          823,999
     Cameron International * .......................          12,606          507,517
     Noble .........................................          17,605          770,571
                                                                         ------------
                                                                            2,102,087
                                                                         ------------
  FINANCIALS -- 3.4%
     City National .................................           5,714          325,012
     TD Ameritrade Holding * .......................          29,648          556,197
                                                                         ------------
                                                                              881,209
                                                                         ------------
  HEALTH CARE -- 15.0%
     Barr Pharmaceuticals * ........................          10,981          573,098
     Cephalon * ....................................           5,715          375,076
     DaVita * ......................................           7,088          378,145
     Patterson * ...................................          23,884          765,243
     Pediatrix Medical Group * .....................          11,951          813,744
     Pharmaceutical Product Development ............          23,948        1,038,385
                                                                         ------------
                                                                            3,943,691
                                                                         ------------
  INDUSTRIALS -- 19.2%
     Allied Waste Industries * .....................          55,247          544,183
     BE Aerospace * ................................          18,959          732,007

THE ADVISORS' INNER CIRCLE FUND                                 RHJ MID CAP PORTFOLIO
                                                         JANUARY 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  COMMON STOCK -- CONTINUED
-------------------------------------------------------------------------------------
                                                             SHARES          VALUE
                                                           ----------    ------------
  INDUSTRIALS -- CONTINUED
     Dover .........................................          13,775     $    555,959
     Flowserve .....................................           9,144          750,905
     Kansas City Southern * ........................          15,430          553,628
     MSC Industrial Direct, Cl A ...................          19,414          797,333
     Ryder System ..................................          12,497          650,594
     Steelcase, Cl A ...............................          28,938          443,620
                                                                         ------------
                                                                            5,028,229
                                                                         ------------
  INFORMATION TECHNOLOGY -- 16.6%
     Ansys * .......................................          19,250          672,017
     Fiserv * ......................................          12,908          663,084
     Harris ........................................          14,450          790,270
     Kla-Tencor ....................................          17,661          737,877
     SAIC * ........................................          43,338          819,088
     SanDisk * .....................................          26,188          666,485
                                                                         ------------
                                                                            4,348,821
                                                                         ------------
  MATERIALS -- 8.3%
     Albemarle .....................................          14,679          532,261
     International Flavors & Fragrances ............          19,419          827,444
     Pactiv * ......................................          28,950          828,259
                                                                         ------------
                                                                            2,187,964
                                                                         ------------
  UTILITIES -- 2.7%
     Covanta Holding * .............................          28,283          718,105
                                                                         ------------

     Total Common Stock
        (Cost $26,407,840) .........................                       25,837,965
                                                                         ------------

-------------------------------------------------------------------------------------
  SHORT-TERM INVESTMENTS -- 4.3%
-------------------------------------------------------------------------------------

  CASH EQUIVALENTS (A) -- 4.3%
     HighMark Diversified Money Market Fund,
        Fiduciary Class, 4.850% ....................       1,018,933        1,018,933

THE ADVISORS' INNER CIRCLE FUND                                 RHJ MID CAP PORTFOLIO
                                                         JANUARY 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  SHORT-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------------------
                                                             SHARES          VALUE
                                                           ----------    ------------
  CASH EQUIVALENTS (A) -- CONTINUED
     HighMark U.S. Government Money Market Fund,
        Fiduciary Class, 3.410% ....................         105,523     $    105,523
                                                                         ------------

     Total Short-Term Investments
        (Cost $1,124,456) ...........................                       1,124,456
                                                                         ------------

     Total Investments -- 102.8%
        (Cost $27,532,296)+ .........................                    $ 26,962,421
                                                                         ============

Percentages are based on Net Assets of $26,227,132.
*Non-income producing security.
(A) Rate shown is the 7-day effective yield as of January 31, 2008.
Cl -- Class

+ At January 31, 2008, the tax basis cost of the Fund's investments was $27,532,296, and the unrealized appreciation and depreciation were $1,491,296 and $(2,061,171), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RHJ-QH-003-0800

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.